Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084

Oakhurst Strategic Defined Risk Fund
(the “Fund”)

Institutional Class	OASDX
Advisor Class	(not available for purchase)

A Series of Series Portfolios Trust

July 10, 2024

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated August 28, 2023

Effective June 30, 2024, Mr. Michael Reis is no longer a portfolio manager of the Fund. Accordingly, all references to Mr. Reis as a portfolio manager in the Fund’s Prospectus and SAI are hereby removed.